Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of income and share data used in the EPS calculations

	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017
In thousands of EUR	Restated	Restated	Restated
Numerator
Loss for the year	(227,065)	(170,381)	(165,358)
Less: net loss attributable to non-controlling interest	(376)	(310)	(3,779)
Loss attributable to Equity of the Company	(226,689)	(170,071)	(161,579)
Denominator
Weighted average number of shares for basic and diluted EPS	140,655,697	94,963,796	94,963,796

Loss per share - basic and diluted *	(1.61)	(1.79)	(1.70)

* Loss per share – basic and diluted was restated, as disclosed in Note 32

Schedule of potential dilutive securities

	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017

Share Options	8,004,121	6,414,549	3,055,356